Restructuring Level 4 (Details) - Restructuring by Segment (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 35
Cumulative restructuring costs, Incurred to Date	31	55
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	6	20
Restructuring charges	25	15
Payments	(22)	(28)
Accrued liability, Ending Balance	9	7
EPCD [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	13
Cumulative restructuring costs, Incurred to Date	12	43
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	1	15
Restructuring charges	11	14
Payments	(5)	(24)
Accrued liability, Ending Balance	7	5
FPD [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	20
Cumulative restructuring costs, Incurred to Date	19	5
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	2	2
Restructuring charges	17	1
Payments	(17)	(2)
Accrued liability, Ending Balance	2	1
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	2
Cumulative restructuring costs, Incurred to Date	0	7
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	3	3
Restructuring charges	(3)	0
Payments	0	(2)
Accrued liability, Ending Balance	$ 0	$ 1